T. ROWE PRICE Retirement I 2010 Fund-I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 51.9%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  150,300 3,594 20,043 25,652,302 131,596
New Income Fund  142,259 4,488 12,747 15,627,818 131,274
International Bond Fund (USD
Hedged)  51,032 1,605 3,699 5,346,491 47,744
Dynamic Global Bond Fund  40,114 1,284 3,903 3,817,897 37,606
Emerging Markets Bond Fund  34,115 3,913 2,312 3,988,275 33,701
High Yield Fund  31,748 1,735 1,745 5,321,853 30,281
U.S. Treasury Long-Term Index
Fund  27,551 4,038 2,139 3,260,462 28,855
Floating Rate Fund  22,264 736 5,777 1,913,870 17,531
Total Bond Mutual Funds (Cost $495,928) 458,588
EQUITY MUTUAL FUNDS 44.5%
T. Rowe Price Funds:
Value Fund  82,687 1,933 11,578 1,694,469 70,693
Growth Stock Fund (2) 63,811 3,783 4,606 870,470 62,926
Equity Index 500 Fund  56,847 14,266 21,803 422,652 44,057
Overseas Stock Fund  33,943 2,871 1,808 2,945,642 31,312
International Value Equity Fund  35,381 822 4,648 2,117,148 27,692
International Stock Fund  30,025 765 1,743 1,668,836 27,219
Real Assets Fund  17,807 4,010 953 1,396,848 18,816
Mid-Cap Value Fund  17,269 396 723 500,122 15,704
Mid-Cap Growth Fund (2) 15,626 425 941 161,114 14,826
U.S. Large-Cap Core Fund  8,888 6,483 740 470,599 14,400
U.S. Equity Research Fund  12,587 2,918 821 377,511 14,251
Emerging Markets Discovery
Stock Fund  12,711 1,166 812 984,300 12,363
Emerging Markets Stock Fund  11,842 303 640 302,334 10,811
Small-Cap Stock Fund  10,367 1,008 609 192,799 10,805
Small-Cap Value Fund  11,362 250 1,550 188,113 10,004
New Horizons Fund (2) 6,590 192 498 130,139 6,994
Total Equity Mutual Funds (Cost $390,159) 392,873
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  99 17,420 17,391 1,285 129
Total Other Mutual Funds (Cost $127) 129
T. ROWE PRICE Retirement I 2010 Fund-I Class

T. ROWE PRICE Retirement I 2010 Fund-I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 10,252 40,102 18,885 31,469,047 31,469
Total Short-Term Investments (Cost $31,469) 31,469
Total Investments in Securities 100.0%
(Cost $917,683) $ 883,059
Other Assets Less Liabilities (0.0)% (248)
Net Assets 100.0% $ 882,811
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2010 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 58 $ 111 $ 333
Emerging Markets Bond Fund  (423) (2,015) 546
Emerging Markets Discovery Stock Fund  (100) (702) —
Emerging Markets Stock Fund  (50) (694) —
Equity Index 500 Fund  3,713 (5,253) 243
Floating Rate Fund  (364) 308 281
Growth Stock Fund  (1,123) (62) —
High Yield Fund  (125) (1,457) 504
International Bond Fund (USD Hedged)  (286) (1,194) 322
International Stock Fund  (245) (1,828) —
International Value Equity Fund  (300) (3,863) —
Limited Duration Inflation Focused Bond Fund  (161) (2,255) —
Mid-Cap Growth Fund  (107) (284) —
Mid-Cap Value Fund  50 (1,238) —
New Horizons Fund  (123) 710 —
New Income Fund  (1,332) (2,726) 934
Overseas Stock Fund  (82) (3,694) —
Real Assets Fund  83 (2,048) —
Small-Cap Stock Fund  (42) 39 —
Small-Cap Value Fund  (92) (58) —
Transition Fund  95 1 9
U.S. Equity Research Fund  (69) (433) —
U.S. Large-Cap Core Fund  (34) (231) —
U.S. Treasury Long-Term Index Fund  (585) (595) 208
Value Fund  (1,512) (2,349) —
U.S. Treasury Money Fund, 2.40% — — 92
Totals $ (3,156)# $ (31,810) $ 3,472+
# Capital gain distributions from underlying Price funds represented $111 of the net realized gain
(loss).
+ Investment income comprised $3,472 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2010 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2010 Fund-I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2010 Fund-I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R410-054Q1 08/22